Ox Hill Note Receivable and Future Receivables Obligation (Details) - USD ($)				3 Months Ended	6 Months Ended
	Mar. 31, 2026	Feb. 28, 2026	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2026	Dec. 28, 2022
Ox Hill Note Receivable and Future Receivables Obligation [Line Items]
Received aggregate amount						$ 250,000
Future receivable obligations	$ 9,850,000	$ 9,850,000	$ 20,089,600
Note receivable amount			3,135,495
Cash advance			152,214
Revolving line of credit					$ 51,540
Net of origination fees	320,000	320,000	789,245
Factor rate					1.44%
Advances loans			1,083,824
Interest payable to related party					$ 3,800,000
Ox Hill [Member]
Ox Hill Note Receivable and Future Receivables Obligation [Line Items]
Received aggregate amount	6,680,000	$ 6,680,000	12,610,755
Loan amount					$ 3,448,460
Repaid amount			$ 29,088,485
Description of security agreement					Ox Hill whereby Ox Hill has committed to paying TRINITY the amount of $29,088,485 before December 31, 2026 or $9,088,485 by December 31, 2026 with a note for the balance convertible to up to 19.9% of the equity of Ox Hill depending upon the appraised value of the Ox Hill properties.
Interest payable to related party				$ 2,203,885	$ 842,976
Revolving Credit Facility [Member]
Ox Hill Note Receivable and Future Receivables Obligation [Line Items]
Line of credit	$ 5,000,000